Taxation - Components of Tax Expense (Income) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current tax on profits for the period	€ (63.9)	€ (37.5)	€ (58.9)
Adjustments in respect of prior periods	2.8	3.2	(0.6)
Total current tax expense and adjustments	(61.1)	(34.3)	(59.5)
Origination and reversal of temporary differences	4.5	(2.1)	12.9
Impact of change in tax rates	0.0	4.4	7.0
Total deferred tax expense and adjustments	4.5	2.3	19.9
Total tax expense	€ (56.6)	€ (32.0)	€ (39.6)